Consolidated financial statements	9 Months Ended
Sep. 30, 2011
Consolidated financial statements [Abstract]
Consolidated financial statements
Note 1: Consolidated financial statements

The consolidated balance sheet as of September 30, 2011, the consolidated statements of income for the quarters and nine months ended September 30, 2011 and 2010 and the consolidated statements of cash flows for the nine months ended September 30, 2011 and 2010 are unaudited. The consolidated balance sheet as of December 31, 2010 was derived from audited consolidated financial statements, but does not include all disclosures required by generally accepted accounting principles (GAAP) in the United States of America. In the opinion of management, all adjustments necessary for a fair statement of the consolidated financial statements are included. Adjustments consist only of normal recurring items, except for any discussed in the notes below. Interim results are not necessarily indicative of results for a full year. The consolidated financial statements and notes are presented in accordance with instructions for Form 10-Q, and do not contain certain information included in our annual consolidated financial statements and notes. The consolidated financial statements and notes appearing in this report should be read in conjunction with the consolidated audited financial statements and related notes included in our Annual Report on Form 10-K for the year ended December 31, 2010 (the “2010 Form 10-K”).